Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2015 and 2014.

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
Securities Available for Sale
As of December 31, 2015
Corporate debt obligations	—	1,031	—	1,031
Residential mortgage-backed securities	—	40,821	—	40,821
Collateralized mortgage-backed securities	—	253	—	253
Collateralized debt obligations	—	—	462	462
Total	$—	$42,105	$462	$42,567
As of December 31, 2014
Corporate debt obligations	—	522	—	522
Residential mortgage-backed securities	—	26,947	—	26,947
Collateralized mortgage-backed securities	—	390	—	390
Collateralized debt obligations	—	—	349	349
Total	$—	$27,859	$349	$28,208

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis are summarized as follows for the years ended December 31:

	Securities Available for Sale
	2015	2014
	(Amounts in thousands)
Beginning balance at January 1,	$349	$4,144
Total net losses included in:
Other comprehensive gain (loss) – CDO’s	113	—
Settlements	—	(3,795)
Net transfers into Level 3	—	—
Ending balance December 31,	$462	$349

Fair Value on a Non-recurring Basis
Fair Value on a Non-recurring Basis:

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

Financial Assets	Level 1	Level 2	Level 3	Total
	(Amounts in thousands)
As of December 31, 2015
Collateral dependent impaired loans	$—	$—	$20,066	$20,066
OREO	$—	$—	$16,629	$16,629
As of December 31, 2014
Collateral dependent impaired loans	$—	$—	$35,711	$35,711
OREO	$—	$—	$20,931	$20,931

Summary of Carrying Value and Fair Value of Financial Instruments
The following table summarizes the carrying amounts and fair values for financial instruments at December 31, 2015 and December 31, 2014:

	Level in Fair Value Hierarchy	December 31, 2015		December 31, 2014
		Carrying Value	Fair Value	Carrying Value	Fair Value
		(Amounts in thousands)
Financial Assets:
Cash and cash equivalents	Level 1	$27,429	27,429	$36,238	$36,238
Investment securities AFS	(1)	42,567	42,567	28,208	28,208
Investment securities HTM	Level 2	2,181	2,471	2,141	2,377
Restricted stock	Level 2	4,789	4,789	3,152	3,152
Loans held for sale	Level 2	2,640	2,640	2,932	3,328
Loans, net	(2)	742,365	743,604	695,018	698,843
Accrued interest receivable	Level 2	3,012	3,012	2,827	2,827
Financial Liabilities:
Demand and savings deposits	Level 2	$384,726	384,726	$372,827	$372,827
Time deposits	Level 2	280,484	282,080	275,106	276,528
Borrowings	Level 2	98,053	95,492	62,755	60,297
Accrued interest payable	Level 2	494	494	445	445

(1) See the recurring fair value table above.
(2) For non-impaired loans, Level 2; for impaired loans, Level 3.